Transactions with Related Parties, Personal Guarantee for HSBC loan (Details) - Related Party [Member] - HSBC Loan [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Transactions with Related Parties [Abstract]
Arrangement fee percentage	1.00%
Arrangement fees	$ 280